Transactions with Affiliates and Owners	3 Months Ended
Mar. 31, 2012
Transactions with Affiliates and Owners
(3)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three months ended March 31, 2012 and 2011 were as follows:

	Three Months Ended March 31,
	2012	2011
Fees from affiliated owners	$1,448	$1,162
Fees from unaffiliated owners	4,859	6,042

Fees from owners	6,307	7,204
Other fees	494	480

Total management fees	$6,801	$7,684

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at March 31, 2012 and December 31, 2011 consisted of the following:

	March 31, 2012	December 31, 2011
Affiliated owners	$500	$919
Unaffiliated owners	13,363	14,893

Total due to owners, net	$13,863	$15,812